Share Based Compensation (Details 1)	12 Months Ended
Dec. 31, 2019 $ / shares
Share-based Payment Arrangement [Abstract]
Expected volatility, minimum	95.02%
Expected volatality, maximum	95.15%
Risk-free interest rate, minimum	2.82%
Risk-free interest rate, maximum	2.822%
Expected term from grant date (in years), minimum	6 years 3 months 15 days
Expected term from grant date (in years), maximum	7 years 3 months 15 days
Dividend rate
Dilution factor	$ 0.9962
Fair value, minimum
Fair value, maximum	$ 9.48